13. FINANCIAL INSTRUMENTS (Details 6) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$) R$ / $
Disclosure of detailed information about hedged items [line items]
Designated amounts	R$ 2,745,045
Amortized part	(669,000)
Effect on Result	370,191
Impact on Shareholders' equity	R$ (1,441,295)
Hedging relationship 1
Disclosure of detailed information about hedged items [line items]
Designation date	11/03/2014
Hedging instrument	Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	October 2016 - September 2019
Exchange rate on designation | R$ / $	2.4442
Designated amounts	R$ 500,000
Amortized part	(250,003)
Effect on Result	171,983
Impact on Shareholders' equity	R$ (357,649)
Hedging relationship 2
Disclosure of detailed information about hedged items [line items]
Designation date	12/01/2014
Hedging instrument	Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	October 2015 - February 2019
Exchange rate on designation | R$ / $	2.5601
Designated amounts	R$ 175,000
Amortized part	(154,999)
Effect on Result	36,766
Impact on Shareholders' equity	R$ (26,295)
Hedging relationship 3
Disclosure of detailed information about hedged items [line items]
Designation date	12/18/2014
Hedging instrument	Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	May 2020
Exchange rate on designation | R$ / $	2.6781
Designated amounts	R$ 100,000
Impact on Shareholders' equity	R$ (119,670)
Hedging relationship 4
Disclosure of detailed information about hedged items [line items]
Designation date	07/21/2015
Hedging instrument	Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	July 2019 - March 2021
Exchange rate on designation | R$ / $	3.1813
Designated amounts	R$ 60,000
Impact on Shareholders' equity	R$ (41,610)
Hedging relationship 5
Disclosure of detailed information about hedged items [line items]
Designation date	07/23/2015
Hedging instrument	Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	July 2019 - March 2021
Exchange rate on designation | R$ / $	3.2850
Designated amounts	R$ 100,000
Impact on Shareholders' equity	R$ (58,980)
Hedging relationship 6
Disclosure of detailed information about hedged items [line items]
Designation date	07/23/2015
Hedging instrument	Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	October 2018 - October 2022
Exchange rate on designation | R$ / $	3.285
Designated amounts	R$ 30,000
Amortized part	(6,000)
Effect on Result	5,102
Impact on Shareholders' equity	R$ (14,155)
Hedging relationship 7
Disclosure of detailed information about hedged items [line items]
Designation date	07/24/2015
Hedging instrument	Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	October 2018 - October 2022
Exchange rate on designation | R$ / $	3.3254
Designated amounts	R$ 100,000
Amortized part	(20,000)
Effect on Result	16,198
Impact on Shareholders' equity	R$ (43,952)
Hedging relationship 8
Disclosure of detailed information about hedged items [line items]
Designation date	07/27/2015
Hedging instrument	Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	October 2018 - October 2022
Exchange rate on designation | R$ / $	3.3557
Designated amounts	R$ 25,000
Amortized part	(5,000)
Effect on Result	3,898
Impact on Shareholders' equity	R$ (10,382)
Hedging relationship 9
Disclosure of detailed information about hedged items [line items]
Designation date	07/27/2015
Hedging instrument	Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	October 2018 - October 2022
Exchange rate on designation | R$ / $	3.3557
Designated amounts	R$ 70,000
Amortized part	(14,000)
Effect on Result	10,914
Impact on Shareholders' equity	R$ (29,070)
Hedging relationship 10
Disclosure of detailed information about hedged items [line items]
Designation date	07/27/2015
Hedging instrument	Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	October 2018 - October 2022
Exchange rate on designation | R$ / $	3.3557
Designated amounts	R$ 30,000
Amortized part	(6,000)
Effect on Result	4,677
Impact on Shareholders' equity	R$ (12,458)
Hedging relationship 11
Disclosure of detailed information about hedged items [line items]
Designation date	07/28/2015
Hedging instrument	Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	October 2018 - October 2022
Exchange rate on designation | R$ / $	3.3815
Designated amounts	R$ 30,000
Amortized part	(6,000)
Effect on Result	4,523
Impact on Shareholders' equity	R$ (11,839)
Hedging relationship 12
Disclosure of detailed information about hedged items [line items]
Designation date	3/8/2015
Hedging instrument	Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	October 2018 - October 2022
Exchange rate on designation | R$ / $	3.3940
Designated amounts	R$ 355,000
Amortized part	(11,998)
Effect on Result	6,179
Impact on Shareholders' equity	R$ (164,915)
Hedging relationship 13
Disclosure of detailed information about hedged items [line items]
Designation date	04/02/2018
Hedging instrument	Bonds
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	July 2018 - February 2023
Exchange rate on designation | R$ / $	3.3104
Designated amounts	R$ 1,170,045
Amortized part	(195,000)
Effect on Result	109,951
Impact on Shareholders' equity	R$ (550,320)